Segment Information - Information Concerning Principal Geographic Areas (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Combined total	$ 316,468	$ 264,498	$ 258,654	$ 256,161	$ 230,278	$ 201,176	$ 185,455	$ 168,535	$ 196,171	$ 906,318	$ 745,093	$ 1,009,591	$ 751,337	$ 1,076,680
Long Lived Assets		211,832				201,747						211,832	201,747
United States [Member]
Segment Reporting Information [Line Items]
Combined total	252,747									713,373		769,928	559,266	808,549
Long Lived Assets		198,178				184,268						198,178	184,268
Middle East [Member]
Segment Reporting Information [Line Items]
Combined total	13,645									40,091		48,899	54,767	69,951
Long Lived Assets		5,189				8,417						5,189	8,417
Canada [Member]
Segment Reporting Information [Line Items]
Combined total	20,759									58,639		79,186	54,714	64,961
Long Lived Assets		7,587				8,214						7,587	8,214
Europe [Member]
Segment Reporting Information [Line Items]
Combined total	7,625									27,805		28,112	19,935	34,970
Australia [Member]
Segment Reporting Information [Line Items]
Combined total												23,667	18,177	47,811
Long Lived Assets		681				619						681	619
Latin America [Member]
Segment Reporting Information [Line Items]
Combined total	$ 8,364									$ 25,097		34,368	23,588	23,208
Long Lived Assets		$ 197				$ 229						197	229
Other Countries [Member]
Segment Reporting Information [Line Items]
Combined total												$ 25,431	$ 20,890	$ 27,230